Item 1.  Schedule of Investments


 T. Rowe Price New Income Fund
 Unaudited                                             February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                  $ Par/Shares     Value

 CORPORATE BONDS AND NOTES  22.2%
 Automobiles and Related  1.5%
 DaimlerChrysler
 6.50%, 11/15/13                                       5,945         6,421

 VR, 2.94%, 9/10/07                                    4,300         4,318

 Ford Motor Credit
 5.80%, 1/12/09                                        15,500        15,493

 VR, 3.75%, 11/16/06                                   2,900         2,905

 GM, 8.375%, 7/15/33                                   8,905         8,750

 GMAC, 7.25%, 3/2/11                                   5,900         5,998

 Lear, 144A, 5.75%, 8/1/14                             2,000         2,006

                                                                     45,891

 Banking  1.5%
 Bank of America Capital Trust, 5.625%, 3/8/35         6,000         5,914

 Bank One, 5.25%, 1/30/13                              5,300         5,390

 Capital One Bank, 6.50%, 6/13/13                      3,520         3,842

 First Union, 6.40%, 4/1/08                            2,215         2,357

 HBOS, 144A, 6.00%, 11/1/33                            4,300         4,577

 Huntington National Bank, 4.375%, 1/15/10             5,600         5,544

 MBNA America Bank
 4.625%, 8/3/09                                        5,100         5,108

 7.125%, 11/15/12                                      2,200         2,482

 U.S. Bank, 2.87%, 2/1/07                              4,000         3,913

 Wells Fargo, VR, 2.59%, 3/23/07                       5,900         5,905

                                                                     45,032

 Beverages  0.2%
 Miller Brewing, 144A, 5.50%, 8/15/13                  6,200         6,408

                                                                     6,408

 Broadcasting  0.5%
 AOL Time Warner, 7.625%, 4/15/31                      5,915         7,222

 Chancellor Media, 8.00%, 11/1/08                      2,615         2,888

 Hearst-Argyle, 7.00%, 1/15/18                         3,685         4,097

                                                                     14,207

 Building and Real Estate  0.7%
 Centex, 4.55%, 11/1/10                                4,000         3,934

 Lennar, 144A, 5.50%, 9/1/14                           3,850         3,893

 NVR, 5.00%, 6/15/10                                   4,085         4,116

 Pulte Homes, 7.875%, 8/1/11                           5,000         5,719

 Ryland Group, 5.375%, 1/15/15                         2,055         2,047

                                                                     19,709

 Building Products  0.2%
 Masco, 5.875%, 7/15/12                                5,190         5,540

                                                                     5,540

 Cable Operators  0.1%
 Rogers Cable, 5.50%, 3/15/14                          4,120         3,966

                                                                     3,966

 Computer Service & Software  0.1%
 SunGard Data Systems, 3.75%, 1/15/09                  2,750         2,654

                                                                     2,654

 Conglomerates  0.5%
 General Electric Capital
 6.00%, 6/15/12                                        5,290         5,697

 6.125%, 2/22/11                                       5,700         6,160

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              3,235         3,332

                                                                     15,189

 Container  0.2%
 Sealed Air, 144A, 5.375%, 4/15/08                     5,200         5,323

                                                                     5,323

 Diversified Chemicals  0.1%
 Dow Chemical, 6.125%, 2/1/11                          3,225         3,482

                                                                     3,482

 Drugs  0.3%
 Amgen, 144A, 4.00%, 11/18/09                          3,285         3,226

 GlaxoSmithKline, 5.375%, 4/15/34                      3,355         3,358

 Wyeth, 6.50%, 2/1/34                                  3,125         3,450

                                                                     10,034

 Electric Utilities  2.5%
 Alabama Power, VR, 3.063%, 8/25/09                    3,980         3,985

 Appalachian Power, 4.80%, 6/15/05                     5,115         5,138

 Black Hills, 6.50%, 5/15/13                           5,160         5,387

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        3,835         4,005

 Centerpoint Energy, 7.25%, 9/1/10                     3,675         4,068

 Dominion Resources, 5.00%, 3/15/13                    4,350         4,362

 Exelon Generation, 5.35%, 1/15/14                     3,900         3,964

 PG&E
 6.05%, 3/1/34                                         4,035         4,259

 VR, 3.26%, 4/3/06                                     1,140         1,140

 Pinnacle West Capital, 6.40%, 4/1/06                  4,285         4,394

 PPL Capital Funding, 4.33%, 3/1/09                    5,075         5,018

 Progress Energy, 6.75%, 3/1/06                        3,348         3,444

 Public Service of New Mexico, 4.40%, 9/15/08          4,735         4,727

 Puget Sound Energy, VR, 2.96%, 7/14/06                5,135         5,133

 Sempra Energy, 6.00%, 2/1/13                          4,780         5,071

 Tri-State Generation, 144A, 6.04%, 1/31/18            2,850         3,013

 TXU Energy, VR, 3.42%, 1/17/06                        1,163         1,163

 Westar Energy, 7.875%, 5/1/07                         2,724         2,934

 Western Power Distribution Holdings
 144A, 6.875%, 12/15/07                                2,690         2,803

                                                                     74,008

 Electronic Components  0.2%
 Motorola, 5.80%, 10/15/08                             5,000         5,206

                                                                     5,206

 Energy  0.6%
 Pioneer Natural Resource, 5.875%, 7/15/16             2,445         2,541

 Plains All American Pipeline, 7.75%, 10/15/12         2,255         2,616

 Transocean, 7.50%, 4/15/31                            2,960         3,676

 XTO Energy, 6.25%, 4/15/13                            3,240         3,517

 YPF Sociedad Anonima, 10.00%, 11/2/28                 4,660         5,592

                                                                     17,942

 Entertainment and Leisure  0.1%
 International Speedway, 4.20%, 4/15/09                2,300         2,262

                                                                     2,262

 Exploration and Production  0.7%
 Canadian Natural Resources, 7.20%, 1/15/32            5,200         6,178

 Diamond Offshore Drilling, 144A, 5.15%, 9/1/14        3,500         3,506

 Encana Holdings Finance, 5.80%, 5/1/14                5,150         5,428

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            5,430         6,209

                                                                     21,321

 Finance and Credit  1.4%
 CIT Group, 5.00%, 2/1/15                              9,000         8,884

 Colonial Bank, 9.375%, 6/1/11                         3,980         4,724

 Countrywide Home Loans, 4.125%, 9/15/09               5,450         5,354

 Household Finance, 6.375%, 11/27/12                   4,475         4,899

 International Lease Finance, 6.375%, 3/15/09          5,020         5,363

 Northern Trust, 4.60%, 2/1/13                         3,075         3,032

 SLM Corporation, VR
 2.90%, 1/26/09                                        5,600         5,610

 4.38%, 4/1/09                                         3,840         3,803

                                                                     41,669

 Food Processing  0.6%
 Bunge Limited Finance, 4.375%, 12/15/08               5,290         5,261

 Kraft Foods, 5.625%, 11/1/11                          4,700         4,950

 McCormick, 6.40%, 2/1/06                              7,300         7,469

                                                                     17,680

 Food/Tobacco  0.3%
 Philip Morris, 7.20%, 2/1/07                          1,860         1,965

 UST, 6.625%, 7/15/12                                  5,400         5,971

                                                                     7,936

 Gaming  0.2%
 GTECH, 144A, 4.50%, 12/1/09                           3,500         3,453

 Harrah's Operating, 5.50%, 7/1/10                     2,700         2,778

                                                                     6,231

 Gas & Gas Transmission  0.8%
 Atmos Energy, 4.00%, 10/15/09                         5,775         5,643

 Buckeye Partners, 5.30%, 10/15/14                     1,430         1,439

 Duke Capital
 4.302%, 5/18/06                                       3,450         3,463

 6.25%, 2/15/13                                        4,350         4,686

 Kinder Morgan, 6.50%, 9/1/12                          5,000         5,462

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            3,600         3,607

 TGT Pipeline, 144A, 5.50%, 2/1/17                     1,380         1,379

                                                                     25,679

 Healthcare Services  0.3%
 Highmark, 144A, 6.80%, 8/15/13                        4,005         4,298

 Hospira, 4.95%, 6/15/09                               4,800         4,849

                                                                     9,147

 Insurance  2.4%
 ACE INA Holdings, 5.875%, 6/15/14                     3,945         4,093

 AIG Sunamerica Global Financing XII
 144A, 5.30%, 5/30/07                                  6,070         6,226

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/07                                   5,200         5,329

 Cigna, 7.40%, 5/15/07                                 2,000         2,127

 Fund American Companies, 5.875%, 5/15/13              4,735         4,836

 Genworth Financial, 5.75%, 6/15/14                    4,700         4,939

 Jefferson Pilot, 144A, 8.14%, 1/15/46                 3,000         3,419

 Mangrove Bay Trust, 144A, VR, 6.102%, 7/15/33         2,500         2,510

 Nationwide Financial Services, 5.90%, 7/1/12          5,170         5,482

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     2,735         2,750

 NLV Financial, 144A, 7.50%, 8/15/33                   3,375         3,694

 Principal Life Global Funding I, 144A, 5.25%, 1/15/13 4,900         4,957

 Prudential Financial, 3.75%, 5/1/08                   4,520         4,453

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 2,150         2,433

 Sun Life of Canada (U.S.) Capital Trust
 144A, 8.526%, 5/29/49                                 7,000         7,766

 Transamerica Capital II, 144A, 7.65%, 12/1/26         2,500         2,894

 XL Capital, 6.50%, 1/15/12                            4,070         4,427

                                                                     72,335

 Investment Dealers  0.7%
 Franklin Resources, 3.70%, 4/15/08                    1,650         1,621

 Goldman Sachs Capital I, 6.345%, 2/15/34              10,000        10,646

 Morgan Stanley, 3.625%, 4/1/08                        7,880         7,766

                                                                     20,033

 Long Distance  0.4%
 AT&T Broadband, 8.375%, 3/15/13                       5,395         6,565

 Sprint Capital, 6.90%, 5/1/19                         6,115         6,861

                                                                     13,426

 Manufacturing  0.2%
 John Deere Capital, 7.00%, 3/15/12                    5,250         5,997

                                                                     5,997

 Media and Communications  0.3%
 Belo, 8.00%, 11/1/08                                  2,380         2,648

 News America
 6.75%, 1/9/38                                         1,705         1,934

 7.625%, 11/30/28                                      2,160         2,598

 144A, 6.20%, 12/15/34                                 3,185         3,283

                                                                     10,463

 Metals  0.1%
 Alcan Aluminum, 6.125%, 12/15/33                      4,250         4,575

                                                                     4,575

 Oil Field Services  0.2%
 Halliburton, 144A, VR, 3.45%, 1/26/07                 5,000         4,998

                                                                     4,998

 Paper and Paper Products  0.4%
 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10       7,500         8,710

 Weyerhaeuser
 6.75%, 3/15/12                                        2,425         2,711

 7.375%, 3/15/32                                       1,085         1,309

                                                                     12,730

 Petroleum  0.9%
 Amerada Hess, 7.875%, 10/1/29                         4,800         5,922

 ConocoPhillips, 5.90%, 10/15/32                       4,560         4,900

 Devon Financing, 7.875%, 9/30/31                      4,035         5,177

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      3,280         3,649

 144A, VR, 3.79%, 6/15/10                              4,700         4,801

 PF Export Receivables Master Trust
 144A, 6.436%, 6/1/15                                  2,491         2,498

                                                                     26,947

 Railroads  0.4%
 Canadian National Railway, 6.25%, 8/1/34              5,110         5,627

 Norfolk Southern, 6.00%, 4/30/08                      6,175         6,419

                                                                     12,046

 Real Estate Investment Trust Securities  0.5%
 Developers Diversified Realty, 3.875%, 1/30/09        3,565         3,441

 EOP Operating, 4.65%, 10/1/10                         4,100         4,072

 Reckson Operating Partnership, 5.15%, 1/15/11         2,500         2,487

 Simon Property Group, 3.75%, 1/30/09                  4,650         4,513

                                                                     14,513

 Retail  0.1%
 CVS, 4.00%, 9/15/09                                   2,985         2,941

                                                                     2,941

 Savings and Loan  0.2%
 Webster Financial, 5.125%, 4/15/14                    5,310         5,241

                                                                     5,241

 Specialty Chemicals  0.1%
 Lubrizol, 5.50%, 10/1/14                              3,800         3,877

                                                                     3,877

 Supermarkets  0.2%
 Kroger, 8.05%, 2/1/10                                 4,855         5,557

                                                                     5,557

 Telecommunications  0.2%
 Telus, 8.00%, 6/1/11                                  4,250         4,969

                                                                     4,969

 Telephones  0.8%
 Deutsche Telekom International Finance
 STEP, 8.75%, 6/15/30                                  4,550         6,132

 France Telecom, STEP, 8.50%, 3/1/11                   4,360         5,104

 Telecom Italia Capital, 5.25%, 11/15/13               4,500         4,544

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             3,985         3,971

 Verizon Global Funding, 7.75%, 12/1/30                4,155         5,161

                                                                     24,912

 Wireless Communications  0.5%
 America Movil
 5.50%, 3/1/14                                         3,255         3,262

 6.375%, 3/1/35                                        3,000         2,990

 AT&T Wireless, 8.75%, 3/1/31                          4,500         6,128

 U.S. Cellular, 6.70%, 12/15/33                        2,695         2,883

                                                                     15,263

 Total Corporate Bonds and Notes (Cost  $647,314)                    667,339

 ASSET-BACKED SECURITIES  3.3%
 Auto-Backed  0.8%
 Capital Auto Receivables Asset Trust
 Series 2002-2, Class CERT, 4.18%, 10/15/07            2,300         2,308

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             1,402         1,401

 Series 2003-A, Class A4, 2.06%, 12/15/09              9,125         8,848

 GS Auto Loan Trust, Series 2004-1
 Class C, 2.68%, 12/15/06                              1,750         1,733

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              4,950         4,854

 Series 2003-A, Class D, 4.06%, 10/15/10               2,050         2,051

 Morgan Stanley Auto Loan Trust
 Series 2004-HB1, Class C, VR, 2.88%, 10/15/11         2,625         2,602

 SSB Auto Loan Trust, Series 2002-1
 Class C, 4.13%, 2/15/09                               210           211

                                                                     24,008

 Credit Card-Backed  1.3%
 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          6,035         6,129

 Series 2004-C1, Class C1, VR, 3.05%, 7/15/13          13,000        13,027

 MBNA Master Credit Card Trust II
 Series 2000-D, Class C, 144A, 8.40%, 9/15/09          10,075        10,924

 World Financial Network
 Series 2003-A, Class A2, VR, 2.96%, 3/15/12           10,925        10,972

                                                                     41,052

 Home Equity Loans-Backed  0.5%
 BankBoston Home Equity Loan Trust
 Series 1998-1, Class A6, 6.35%, 2/25/13               2,967         3,086

 Chase Funding Mortgage Loan
 Series 1998-1, Class 1M1, 6.59%, 5/25/28              1,264         1,272

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             1,750         1,758

 Countrywide Asset-Backed Certificates
 Series 2003-5, Class AF3, 3.613%, 4/25/30             7,925         7,885

                                                                     14,001

 Stranded Asset  0.7%
 Peco Energy Transition Trust
 Series 2001-A, Class A1, 6.52%, 12/31/10              11,475        12,581

 Reliant Energy Transition Bond
 Series 2001-1, Class A4, 5.63%, 9/15/15               8,572         9,071

                                                                     21,652

 Total Asset-Backed Securities (Cost  $100,416)                      100,713

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  6.4%
 Commercial Mortgage Backed Securities  5.0%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         11,450        11,344

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        2,702         2,676

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     2,139         2,122

 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38       8,210         8,235

 Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41       2,020         2,002

 Credit Suisse First Boston
 Series 2004-C5, Class A4, CMO, 4.829%, 11/15/37       13,975        13,805

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32       13,000        14,302

 GE Capital Commercial Mortgage
 Series 2001-1, Class A2, CMO, 6.531%, 3/15/11         11,300        12,267

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 10/8/08      9,181         9,084

 Series 2005-GG3, Class AAB, CMO, 4.619%, 8/10/42      3,745         3,705

 GS Mortgage Securities Corp. II
 Series 2004-GG2, Class A2, CMO, 4.293%, 8/1/38        6,050         6,032

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      6,750         7,070

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       7,275         7,844

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO,  , 3.246%, 3/15/29     5,975         5,715

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    11,750        11,788

 Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30        10,385        10,236

 Morgan Stanley Capital Trust
 Series 2005-TOP17, Class A5, CMO, 4.78%, 12/13/41     7,200         7,107

 Morgan Stanley Dean Witter Capital
 Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39       9,400         10,083

 Prudential Securities Secured Financing
 Series 1999-NRF1, Class A1, CMO, 6.074%, 11/15/08     789           794

 Wachovia Bank Commercial Mortgage Trust
 Series 2005-C16, Class A4, CMO, 4.847%, 10/15/41      3,615         3,585

                                                                     149,796

 Whole Loans-Backed  1.4%
 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.29%, 1/25/34     15,136        15,080

 Series 2004-1, Class 3A2, CMO, VR, 5.00%, 10/25/34    5,722         5,698

 Series 2004-A, Class 2A2, CMO, VR, 4.144%, 2/25/34    8,486         8,480

 Series 2004-D, Class 2A2, CMO, VR, 4.22%, 5/25/34     4,402         4,370

 Series 2004-H, Class 2A2, CMO, VR, 4.807%, 9/25/34    5,357         5,365

 Washington Mutual
 Series 2004-AR1, Class A, CMO, VR, 4.229%, 3/25/34    4,800         4,672

                                                                     43,665

 Total Non-U.S. Government Mortgage-Backed Securities                193,461
(Cost  $196,836)
 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES  33.5%
 U.S. Government Agency Obligations +/-  25.8%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 6/1/19                               33,410        33,068

 5.00%, 1/1/09 - 4/1/34                                61,985        62,458

 5.50%, 4/1/29                                         628           637

 6.00%, 10/1/16 - 12/1/33                              36,850        38,186

 6.50%, 5/1/17 - 5/1/24                                5,457         5,745

 7.00%, 2/1/24 - 6/1/32                                3,759         3,974

 7.50%, 5/1 - 6/1/24                                   281           301

 10.50%, 3/1/13 - 8/1/20                               26            28

 11.00%, 11/1/17 - 7/1/20                              17            19

 ARM, 4.58%, 9/1/32                                    3,212         3,231

 CMO
 4.50%, 3/15/16                                        31,450        30,969

 5.00%, 10/15 - 11/15/27                               27,283        27,361

 5.50%, 4/15/28                                        21,750        22,355

 6.50%, 3/15/23                                        10,651        10,776

 CMO, IO, 4.50%, 6/15/11 - 4/15/18                     28,204        2,656

 CMO, Principal Only, 8/1/28                           517           442

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                40,929        40,503

 5.00%, 1/1/09 - 4/1/34                                141,240       139,832

 5.50%, 4/1/16 - 12/1/34                               155,020       157,679

 6.00%, 4/1/14 - 11/1/34                               61,901        63,553

 6.50%, 6/1/13 - 7/1/32                                49,728        51,875

 7.00%, 10/1/29 - 11/1/30                              143           151

 CMO
 2.91%, 11/25/33                                       5,930         5,909

 3.50%, 4/25/13                                        7,250         7,195

 5.00%, 3/25/15                                        15,800        15,884

 CMO, IO
 5.50%, 11/25/28                                       6,815         489

 6.50%, 2/1/32                                         2,033         415

 TBA
 4.50%, 1/1/19                                         29,300        28,915

 5.50%, 1/1/18                                         20,376        20,892

                                                                     775,498

 U.S. Government Obligations 7.7% Government National Mortgage Assn.
 5.00%, 7/15 - 9/20/33                                 65,958        65,733

 5.50%, 1/20 - 4/20/34                                 50,511        51,335

 6.00%, 2/15/14 - 1/20/35                              77,908        80,555

 6.50%, 8/15/25 - 9/20/34                              4,083         4,289

 7.00%, 3/15/13 - 11/20/28                             8,533         9,060

 7.50%, 8/15/16 - 8/15/28                              1,608         1,723

 8.00%, 7/15/16 - 10/15/27                             5,551         6,021

 8.50%, 9/15/16 - 9/20/26                              1,007         1,100

 9.00%, 1/15/09 - 11/15/19                             237           260

 9.50%, 6/15/09 - 2/15/25                              55            59

 10.25%, 9/15/19 - 11/15/20                            199           223

 11.00%, 12/15/09 - 6/15/19                            1,679         1,877

 11.50%, 3/15/10 - 10/15/15                            244           276

 CMO, 2.946%, 3/16/19                                  7,050         6,769

 CMO, Principal Only, 3/16/28                          1,012         924

 TBA
 5.50%, 1/1/33                                         570           578

 6.00%, 1/1/34                                         678           700

                                                                     231,482

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $1,007,578)                                                  1,006,980

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  21.8%
 U.S. Government Agency Obligations +/-  7.2%
 Federal Home Loan Banks, 2.77%, 6/6/05                60,000        59,552

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    32,182        31,048

 4.75%, 10/11/12 ss.                                   10,000        9,849

 5.125%, 7/15/12 ss.                                   34,258        35,585

 Federal National Mortgage Assn.
 3.25%, 8/15/08                                        520           507

 4.25%, 7/15/07 ss.                                    20,000        20,172

 4.375%, 9/15/12 ss.                                   10,650        10,545

 4.625%, 10/15/14 ss.                                  20,000        19,914

 5.75%, 2/15/08 ss.                                    15,045        15,771

 7.125%, 1/15/30                                       11,300        14,527

                                                                     217,470

 U.S. Treasury Obligations  14.6%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                   24,065        26,457

 5.50%, 8/15/28 ss.                                    7,500         8,248

 6.00%, 2/15/26 ss.                                    12,855        14,882

 6.25%, 8/15/23 - 5/15/30 ss.++                        47,110        56,774

 6.50%, 11/15/26 ss.                                   29,650        36,423

 7.50%, 11/15/16 ss.++                                 25,100        31,857

 8.50%, 2/15/20 ss.                                    4,100         5,778

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ss.                                   34,789        37,197

 U.S. Treasury Notes
 1.25%, 5/31/05                                        54,560        54,366

 1.625%, 4/30/05 ss.                                   30,000        29,944

 3.375%, 11/15/08 ss.                                  11,000        10,808

 3.50%, 2/15/10                                        15,000        14,658

 4.00%, 6/15/09 ss.                                    18,800        18,856

 4.25%, 8/15 - 11/15/13 ss.                            21,610        21,497

 4.75%, 5/15/14 ss.                                    9,000         9,267

 5.00%, 8/15/11 ss.                                    19,050        19,976

 5.75%, 8/15/10 ss.                                    12,000        12,997

 U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 11,854        12,197

 U.S. Treasury Stripped Interest Payment
 Zero Coupon, 5/15/20                                  32,250        15,505

                                                                     437,687

 Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed)
 (Cost $639,689)                                                     655,157

 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
 OBLIGATIONS  5.5%
 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     9,100         12,140

 Government of Canada
 4.25%, 9/1/08 (CAD)                                   32,325        26,966

 6.00%, 9/1/05 (CAD)                                   34,650        28,604

 Government of United Kingdom, 5.00%, 9/7/14 (GBP)     6,750         13,257

 Republic of Italy, 1.65%, 9/15/08 (EUR)               22,607        30,768

 Republic of South Africa, 6.50%, 6/2/14 ss.           7,295         7,962

 United Mexican States
 8.00%, 12/28/06 - 12/19/13 (MXN)                      500,000       40,817

 VR, 3.33%, 1/13/09 ss.                                3,500         3,547

 Total Foreign Government Obligations & Agency                       164,061
Obligations (Cost  $153,619)
 MUNICIPAL BONDS  2.0%
 California, GO
 5.25%, 4/1/34                                         2,570         2,722

 5.50%, 11/1/33                                        2,500         2,715

 Economic Recovery, 5.00%, 7/1/16                      3,475         3,742

 Clark County School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                         5,520         5,950

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          3,175         3,275

 New York State Urban Dev. Corp., Corrections & Youth
Fac., 5.25%, 1/1/21 (Tender 1/1/09)                    5,675         6,095

 New York City, GO, 5.00%, 3/1/14                      3,000         3,240

 North Carolina, GO, 5.25%, 3/1/13                     15,740        17,704

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27           1,640         1,786

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (MBIA Insured) (Tender 2/1/12)          11,050        12,201

 Total Municipal Bonds (Cost  $58,583)                               59,430

 COMMON STOCKS  0.8%
 Bank and Trust  0.2%
 KeyCorp ss.                                           38            1,247

 U.S. Bancorp ss.                                      55            1,636

 Washington Mutual ss.                                 39            1,616

                                                                     4,499

 Building and Real Estate  0.1%
 CarrAmerica Realty, REIT ss.                          60            1,875

 Weingarten Realty Investors, REIT ss.                 59            2,155

                                                                     4,030

 Electric Utilities  0.2%
 Duke Energy ss.                                       59            1,587

 FirstEnergy ss.                                       39            1,587

 NiSource ss.                                          70            1,585

 Teco Energy ss.                                       100           1,589

                                                                     6,348

 Financial Services  0.0%
 Citigroup                                             30            1,432

                                                                     1,432

 Integrated Petroleum - International  0.2%
 BP ADR ss.                                            34            2,207

 ChevronTexaco ss.                                     38            2,359

 Royal Dutch Petroleum ADS ss.                         35            2,208

                                                                     6,774

 Telecommunications  0.1%
 Telus (Non-voting shares) ss.                         61            1,825

                                                                     1,825

 Total Common Stocks (Cost  $21,024)                                 24,908

 PREFERRED STOCKS  0.1%
 Real Estate  0.1%
 Roslyn Real Estate Asset *                            0             2,010

 Total Preferred Stocks (Cost  $2,046)                               2,010

 INTEREST RATE SWAP AGREEMENTS  0.0%
 Citigroup Capital Services, Pay 4.413% Fixed
 Receive 3 month LIBOR (Currently 2.92%), 3/2/10       0             0

 Citigroup Capital Services, Pay 4.435% Fixed
 Receive 3 month LIBOR (Currently 2.92%), 5/11/09      0             84

 Morgan Stanley Capital Services, Pay 3.955% Fixed
 Receive 3 month LIBOR (Currently 2.92%), 11/12/08     0             (19)

 Morgan Stanley Capital Services, Pay 4.213% Fixed
 Receive 3 month LIBOR (Currently 2.92%), 5/10/09      0             (40)

 Total Interest Rate Swaps (Premium Paid $0)                         25

 SHORT-TERM INVESTMENTS 10.6%
 Money Market Funds  10.6%
 T. Rowe Price Reserve Investment Fund, 2.55% +#       318,965       318,965

 Total Short-Term Investments (Cost $318,965)                        318,965

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       (300)
 Total Forward Currency Exchange Contracts                           (300)

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on Futures
 Contracts (3)                                                       324
 Total Futures Contracts                                             324

 SECURITIES LENDING COLLATERAL  14.3%
 Money Market Trust  14.3%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.519% #  431,191       431,191

 Total Securities Lending Collateral (Cost  $431,191)                 431,191

 Total Investments in Securities
 120.5% of Net Assets (Cost $3,577,261)                   $          3,624,264


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      February 28, 2005 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2005.
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $123,675 and represents 4.1% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 ARM  Adjustable
 Rate Mortgage
 CAD  Canadian dollar
 CMO  Collateralized Mortgage Obligation
EUR   Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GO   General Obligation
 IO Interest Only security for which the fund receives interest on notional principal (par)
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 REIT Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA To Be Announced security was purchased on a forward commitment basis
 VR Variable Rate; rate shown is effective rate at period-end

 (2) Open Forward Currency Exchange Contracts at February 28, 2005
 were as follows:
 Amounts in (000s)
                                                                   Unrealized
 Counterparty     Settlement     Receive        Deliver           Gain (Loss)
 Royal Bank
 of Canada        4/18/05        USD 27,823     CAD 33,720       $       442

 Royal Bank
 of Canada        4/29/05        USD 15,478     CAD 19,165               (86)

 CS First Boston  5/9/05         USD 16,841     EUR 13,000               (423)

 Morgan Stanley   6/1/05         USD 30,854     EUR 23,330               (147)

 JP Morgan        3/23/05        USD 13,618     GBP 7,130                (86)

 Net unrealized gain (loss) on open forward currency
 exchange contracts                                              $       (300)

 (3) Open Futures Contracts at February 28, 2005 were as follows:
 ($ 000s)
                                                       Contract     Unrealized
                                          Expiration   Value       Gain (Loss)
 Short, 419 U.S. Treasury five year
 contract $350 par of 6.25% U.S.
 Treasury Bonds pledged as initial margin 6/05         $(45,075)   $      152

 Short, 325 U.S. Treasury ten year
 contracts $1,575 par of 7.50% U.S.
 Treasury Bonds pledged as initial margin 6/05          (35,709)          186

 Long, 80 Federal Republic of Germany
 five year contracts                      3/05           12,029           (56)

 Long, 105 Federal Republic of Germany
 ten year contracts                       3/05           16,577           (10)

 Net payments (receipts) of variation
 margin to date                                                            52

 Variation margin receivable (payable)
 on open futures contracts                                         $       324


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Income Fund
Unaudited February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swap Agreements
The fund may invest in interest rate swap agreements under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2005, the value of loaned securities was $465,557,000; aggregate collateral consisted of $431,191,000 in the money market pooled trust and U.S. government securities valued at $50,444,000.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $3,577,261,000. Net unrealized gain aggregated $46,977,000 at period-end, of which $112,893,000 related to appreciated investments and $65,916,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $2,698,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $318,965,000 and $406,318,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005